CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Net sales	$ 2,616,416	[1]	$ 2,745,420	[1]	$ 2,869,005	[1]
Cost of goods sold	1,755,011		1,835,425		1,914,058
Gross profit	861,405		909,995		954,947
Selling, general and administrative expenses	162,889		313,227		360,070
Research and development expenses	82,246		78,919		77,083
Restructuring and other charges, net (Note 19)	33,361	[2]	111,685	[2]	0	[2]
Operating profit	582,909		406,164		517,794
Interest and financing expenses	(31,559)		(32,800)		(37,574)
Other (expenses) income, net	(6,923)		1,229		357
Income before income taxes and equity in net income of unconsolidated investments	544,427		374,593		480,577
Income tax expense	136,322		82,533		104,134
Income before equity in net income of unconsolidated investments	408,105		292,060		376,443
Equity in net income of unconsolidated investments (net of tax)	31,729		38,067		43,754
Net income	439,834		330,127		420,197
Net income attributable to noncontrolling interests	(26,663)		(18,591)		(28,083)
Net income attributable to Albemarle Corporation	$ 413,171		$ 311,536		$ 392,114
Basic earnings per share (in dollars per share)	$ 4.93		$ 3.49		$ 4.33
Diluted earnings per share (in dollars per share)	$ 4.90		$ 3.47		$ 4.28
Weighted-average common shares outstanding-basic	83,839		89,189		90,522
Weighted-average common shares outstanding-diluted	84,322		89,884		91,522
Cash dividends declared per share of common stock (in dollars per share)	$ 0.96		$ 0.80		$ 0.67

[1]	No sales in a foreign country exceed 10% of total net sales. Also, net sales are attributed to countries based upon shipments to final destination.
[2]	See Note 19, “Special Items.”